Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 624.1	$ 511.5
Current portion of Contract Assets	622.7	509.1
Non-current portion of Contract Assets	1.4	2.4
Deferred revenue - Parts and services	219.7	203.5
Contract liabilities	3,284.6	2,540.9
Current portion of contract liabilities	2,563.4	1,919.0
Non Current portion of contract liabilities	721.2	621.9
Third Parties [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	360.9	196.7
Related parties [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	263.2	314.8
Advances from customers	65.5	84.6
Contract liabilities	65.5	84.6
Aircraft and Defense Longterm Contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advances from customers	$ 2,999.4	$ 2,252.8